Note 6 - Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
Schedule of Net Benefit Costs [Table Text Block]
	Pension plans			Welfare plans
Dollars in millions	2013	2012	2011	2013	2012	2011
Service cost	$29	$28	$14	$3	$4	$1
Interest cost	43	44	29	14	16	6
Expected return on plan assets	(62)	(64)	(33)	(6)	(5)	(5)
Net amortization of prior service credit	(2)	(2)	(2)	(5)	(3)	(4)
Recognized actuarial loss	35	34	14	8	9	2
Net periodic benefit cost	$43	$40	$22	$14	$21	$-

Assumptions used to determine benefit costs
Discount rate (1)	4.2%	4.6%	5.4%	4.0%	4.5%	5.2%
Expected return on plan assets (1)	7.8%	8.4%	8.5%	7.8%	8.5%	8.2%
Rate of compensation increase (1)	3.7%	3.7%	3.7%	3.8%	3.8%	3.7%
Pension band increase (2)	2.0%	2.0%	2.0%	n/a	n/a	n/a

Schedule of Defined Benefit Plans Disclosures [Table Text Block]
	Pension plans		Welfare plans
Dollars in millions	2013	2012	2013	2012
Change in plan assets
Fair value of plan assets, January 1,	$837	$754	$77	$67
Actual return on plan assets	134	101	16	10
Employee contributions	-	-	3	1
Employer contributions	1	42	19	17
Benefits paid	(65)	(59)	(23)	(19)
Medicare Part D reimbursements	-	-	1	1
Plan curtailment and settlements	-	(1)	-	-
Fair value of plan assets, December 31,	$907	$837	$93	$77
Change in benefit obligation
Benefit obligation, January 1,	$1,046	$968	$354	$397
Service cost	29	28	3	4
Interest cost	43	44	14	17
Actuarial loss (gain)	(93)	66	(26)	(22)
Plan amendments	-	-	-	(25)
Medicare Part D reimbursements	-	-	1	1
Benefits paid	(65)	(59)	(23)	(19)
Employee contributions	-	-	3	1
Plan curtailment and settlements	-	(1)	-	-
Benefit obligation, December 31,	$960	$1,046	$326	$354
Funded status at end of year	$(53)	$(209)	$(233)	$(277)
Amounts recognized in the Consolidated Statements of Financial Position consist of
Long-term asset	$117	$33	$-	$-
Current liability	(2)	(2)	-	(12)
Long-term liability	(168)	(240)	(233)	(265)
Total liability at December 31,	$(53)	$(209)	$(233)	$(277)
Accumulated benefit obligation (1)	$902	$983	n/a	n/a
Assumptions used to determine benefit obligations
Discount rate	5.0%	4.2%	4.7%	4.0%
Rate of compensation increase	3.7%	3.7%	3.7%	3.7%
Pension band increase (2)	2.0%	2.0%	n/a	n/a

Schedule of Health Care Cost Trend Rates [Table Text Block]
	2013	2012
Health care cost trend rate assumed for next year	8.4%	8.4%
Ultimate rate to which the cost trend rate is assumed to decline	4.5%	4.5%
Year that reaches ultimate trend rate	2030	2030

Schedule of Effect of One-Percentage-Point Change in Assumed Health Care Cost Trend Rates [Table Text Block]
In millions	Effect on service and interest cost	Effect on benefit obligation
1% Health care cost trend rate increase	$-	$15
1% Health care cost trend rate decrease	-	(13)

Schedule of Net Periodic Benefit Cost Not yet Recognized [Table Text Block]
	Net regulatory assets		Accumulated OCI		Total
In millions	Pension plans	Welfare plans	Pension plans	Welfare plans	Pension plans	Welfare plans

December 31, 2013:
Prior service credit	$-	$(20)	$(9)	$-	$(9)	$(20)
Net loss	61	60	210	30	271	90
Total	$61	$40	$201	$30	$262	$70
December 31, 2012:
Prior service cost (credit)	$-	$(24)	$(11)	$(2)	$(11)	$(26)
Net loss	146	83	324	52	470	135
Total	$146	$59	$313	$50	$459	$109

Schedule of Amounts in Accumulated Other Comprehensive Income (Loss) to be Recognized over Next Fiscal Year [Table Text Block]
	Net Regulatory Asset		Accumulated OCI		Total
In millions	Pension plans	Welfare plans	Pension plans	Welfare plans	Pension plans	Welfare plans
Amortization of prior service credit	$-	$(3)	$(2)	$-	$(2)	$(3)
Amortization of net loss	7	4	13	2	20	6

Schedule of Expected Benefit Payments [Table Text Block]
In millions	Pension plans	Welfare plans
2014	$56	$20
2015	60	20
2016	63	21
2017	66	22
2018	68	23
2019-2023	366	123